DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)								3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2023	Oct. 26, 2022 USD ($) $ / shares	Oct. 20, 2022 USD ($) item shares	Oct. 06, 2022	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Oct. 31, 2021 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares									$ 10.15		$ 10.15
Proceeds from sale of Units, net of underwriting discounts paid										$ 113,045,000
Number of shares redeemed | shares							10,805,877		10,805,877		10,805,877
Transaction costs									$ 6,877,164		$ 6,877,164
Underwriting fees									1,955,000		1,955,000
Deferred underwriting fee payable									4,370,000	4,370,000	4,370,000
Other offering costs									552,164		552,164
Cash									9,478		9,478
Working Capital deficiency									$ 8,154,992		3,056,596
Aggregate purchase price								$ 214,200		25,000	$ 284,424
Extension period to consummate a business combination	3 months		3 months
Number of extensions to consummate a business combination | item			3
Maximum extension period to consummate a business combination			9 months
Extension fee payable by sponsor			$ 350,000
Condition for future business combination number of businesses minim | item									1		1
Condition for future business combination threshold percentage ownership									50		50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)									2 days		2 days
Investment of cash into trust account									$ 350,000	$ 116,725,008	$ 350,000
Condition for future business combination threshold net tangible assets									$ 5,000,001		$ 5,000,001
Common stock, shares issued | shares			10,805,877
Common stock, shares outstanding | shares			4,156,123
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account									80		80
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)									100.00%
Redemption period upon closure									10 days		10 days
Anticipated price per public share based on amount held in trust account | $ / shares		$ 10.65
Maximum allowed dissolution expenses									$ 100,000		$ 100,000
Months To Complete an Acquisition Period									21 months		18 months
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration				100.00%					100.00%		100.00%
Common stock subject to redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares subject to redemption | shares			694,123						694,123	11,500,000	694,123
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares							11,500,000
Purchase price, per unit | $ / shares							$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid							$ 115,000,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)							100.00%
Months To Complete an Acquisition Period							21 months
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares							$ 10.15
Proceeds from sale of Units, net of underwriting discounts paid							$ 116,725,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, shares issued | shares							557,000					557,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares							557,000
Price of warrant | $ / shares							$ 10.00
Proceeds from sale of private placement warrants					$ 5,570,000		$ 3,680,000
Receivable recorded from the sale of private placement warrants							1,890,000
Underwriting fees							0
Aggregate purchase price						$ 5,570,000	$ 5,570,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)									100.00%		100.00%
Months To Complete an Acquisition Period									21 months		18 months
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares							1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares									$ 10.15		$ 10.15
Investment of cash into trust account		$ 350,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)									100.00%		100.00%
Anticipated price per public share based on amount held in trust account | $ / shares		$ 10.65